TAXATION - Taxation attributable to the Group (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current taxation:
UK corporation tax	$ 14	$ 16	$ 27
Overseas tax	126	40	140
Current income tax charge	140	56	167
Adjustments in respect of prior periods	(33)	(191)	(11)
Total current taxation	107	(135)	156
Deferred taxation:
Origination and reversal of temporary differences	(35)	(49)	(9)
Changes in tax rates	(14)	(12)	3
Adjustments to estimated amounts arising in prior periods	4	(6)	(7)
Total deferred taxation	(45)	(67)	(13)
Total taxation as per the income statement	62	(202)	143
Taxation in other comprehensive income	27		(2)
Taxation in equity	1	4	(1)
Taxation attributable to the Group	90	(198)	140
Net prior period adjustment benefit	29	197	18
Taxation on excluded items, including US tax reform	(85)	(274)	$ (68)
UK
Deferred taxation:
Net prior period adjustment benefit	$ 29	197
Current tax credit due to successful tax litigation		100
Other tax refund		$ 142